Employee benefits - Summary of Net Periodic Cost Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [line items]
Service cost	$ 16.7	₨ 1,268.9	₨ 1,364.8
Net interest cost / (income)	0.7	55.5	35.4
Net periodic cost	$ 17.4	₨ 1,324.4	₨ 1,400.2